SUPPLEMENT DATED AUGUST 1, 2008

TO

PROSPECTUS DATED MAY 20, 2008

FOR

SUN PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective August 1, 2008, SCSM Blue Chip Mid Cap Fund changed its name to SCSM WMC Blue Chip Mid Cap Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.